Mining Interest, Plant and Equipment (Tables)	12 Months Ended
Apr. 30, 2019
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Summary of Mining Interest, Plant and Equipment

	Mining Interest	Plant and Equipment Mining	Plant and Equipment Altiplano	Corporate Office Equipment	Total
Cost
Balance, April 30, 2017	$73,048	$23,699	$7,005	$677	$104,429
Additions	902	2,720	78	15	3,715
Impairment on equipment	(5,000)	(1,925)	—	—	(6,925)
Effect of foreign exchange	(4,592)	(1,318)	(429)	—	(6,339)

Balance, April 30, 2018	64,358	23,176	6,654	692	94,880
Additions	1,338	1,055	92	25	2,510
Write down of equipment	0	0	(5,576)	(2)	(5,578)
Effect of foreign exchange	2,734	1,238	876	0	4,848

Balance, April 30, 2019	$68,430	$25,469	$2,046	$715	$96,660

Depreciation
Balance, April 30, 2017	$39,657	$11,190	$228	$433	$51,508
Depreciation for the year	2,887	1,621	434	90	5,032
Impairment on equipment	—	(212)	—	—	(212)
Effect of foreign exchange	(2,232)	(680)	(12)	—	(2,924)

Balance, April 30, 2018	40,312	11,919	650	523	53,404
Depreciation for the year	1,923	1,768	118	90	3,899
Write down of equipment	0	0	(774)	0	(774)
Effect of foreign exchange	1,701	806	6	0	2,513

Balance, April 30, 2019	$43,936	$14,493	$0	$613	$59,042

Carrying amounts
Balance, April 30, 2018	$24,046	$11,257	$6,004	$169	$41,476

Balance, April 30, 2019	$24,494	$10,976	$2,046	$102	$37,618